Schedule I - Condensed Financial Information of Parent Company Balance Sheets (Parenthetical) (Detail)	Dec. 31, 2013 CNY	Dec. 31, 2013 HKD	Dec. 31, 2012 CNY	Dec. 31, 2013 Parent Company [Member] CNY	Dec. 31, 2013 Parent Company [Member] HKD	Dec. 31, 2012 Parent Company [Member] CNY
Condensed Financial Statements, Captions [Line Items]
Common stock, par value	0.027	0.025	0.027	0.027	0.025	0.027
Common stock, shares authorized	8,000,000,000	8,000,000,000	8,000,000,000	8,000,000,000	8,000,000,000	8,000,000,000
Common stock, shares issued	38,007,770	38,007,770	37,815,292	38,007,770	38,007,770	37,815,292
Common stock, shares outstanding	38,007,770	38,007,770	37,815,292	38,007,770	38,007,770	37,815,292
Treasury stock, shares	3,900	3,900	3,900	3,900	3,900	3,900